Notes Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes Receivable, Net [Abstract]
Notes receivable	$ 7,100,000
Allowance for Credit Loss	$ 15,406	$ 7,264	$ 26,154